UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:   Managed Account Series

Advantage Global SmallCap Fund

Mid Cap Dividend Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.9%

Australia — 1.3%
Ansell Ltd.	488	$9,663
Iluka Resources Ltd.	1,055	8,890
Investa Office Fund	7,995	30,465
Nine Entertainment Co. Holdings Ltd.	97,442	177,085
Regis Resources Ltd.	133,703	478,351
Sandfire Resources NL	50,089	327,912
Sirtex Medical Ltd.	1,014	22,545
Virtus Health Ltd.	7,255	30,256

		1,085,167

Belgium — 0.0%
Galapagos NV (a)(b)	417	42,398

Brazil — 1.2%
Banco do Estado do Rio Grande do Sul SA, Preference B Shares	22,907	100,940
Magnesita Refratarios SA	1,500	27,144
Mahle-Metal Leve SA	900	6,525
QGEP Participacoes SA	4,900	16,039
SLC AgriCola SA	61,996	754,130
Tupy SA	26,400	127,249

		1,032,027

Canada — 3.1%
BRP, Inc.	12,742	593,565
Canaccord Genuity Group, Inc.	1,801	8,917
Canfor Pulp Products, Inc.	10,485	183,079
Detour Gold Corp. (a)	11,924	94,263
Dream Industrial Real Estate Investment Trust	874	7,334
Dream Office Real Estate Investment Trust	50,926	972,488
Hudbay Minerals, Inc.	2,664	17,115
Martinrea International, Inc.	5,840	70,039
Norbord, Inc.	226	9,425
Pason Systems, Inc.	382	5,928
Surge Energy, Inc.	3,168	5,913
TFI International, Inc.	3,071	93,248
Trevali Mining Corp. (a)	649,950	531,349

		2,592,663

China — 2.5%
361 Degrees International Ltd.	316,000	99,260
Agricultural Bank of China Ltd., Class A	100	56
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	93,000	196,449
China Aoyuan Property Group Ltd.	19,000	15,379
China Lilang Ltd.	34,000	51,000
China Overseas Property Holdings Ltd.	20,000	7,754
China Pioneer Pharma Holdings Ltd.	64,000	21,207
China Shineway Pharmaceutical Group Ltd.	40,000	86,662
China Suntien Green Energy Corp. Ltd., Class H	401,000	139,798
China Yuchai International Ltd.	130	2,996
Chu Kong Shipping Enterprises Group Co. Ltd.	60,000	15,280
Consun Pharmaceutical Group Ltd.	18,000	20,141
Dah Chong Hong Holdings Ltd.	16,000	8,566
Hua Hong Semiconductor Ltd. (b)(c)	55,000	132,529
Konka Group Co. Ltd., Class B	100	39
Lonking Holdings Ltd.	1,721,000	860,808
Phoenix New Media Ltd. — ADR (a)	2,151	11,852
Poly Property Group Co. Ltd. (a)	15,000	7,180
Qingling Motors Co. Ltd., Class H	50,000	16,664
Shanghai Haohai Biological Technology Co. Ltd., Class H (c)	1,500	10,903
Shougang Fushan Resources Group Ltd.	68,000	16,944
Sohu.com, Inc. (a)	439	15,918
Tianneng Power International Ltd.	116,000	179,031
Xinyuan Real Estate Co. Ltd. — ADR	18,804	100,977
Yuexiu Transport Infrastructure Ltd.	46,000	36,166

		2,053,559

Security	Shares	Value
Czech Republic — 0.1%
Philip Morris CR A/S	110	$72,504

Denmark — 0.3%
Bavarian Nordic A/S (a)	131	4,031
GN Store Nord A/S	263	10,042
Topdanmark A/S	5,663	253,944

		268,017

Finland — 0.3%
DNA OYJ	1,227	28,887
Sanoma OYJ	19,280	197,439

		226,326

France — 2.0%
Beneteau SA	730	15,775
Cie des Alpes	802	28,925
Coface SA (a)	279	2,965
Eramet	603	105,770
Gaztransport Et Technigaz SA	14,279	849,649
Television Francaise 1	64,151	700,457

		1,703,541

Germany — 0.3%
Amadeus Fire AG	423	46,978
DIC Asset AG	10,081	111,756
Jenoptik AG	225	9,298
LEG Immobilien AG	144	15,784
MorphoSys AG (a)	224	23,174
Siltronic AG	405	68,265

		275,255

Greece — 0.5%
Motor Oil Hellas Corinth Refineries SA	20,422	413,979

Hong Kong — 1.3%
Champion REIT	115,000	80,224
CK Life Sciences Int’l Holdings, Inc.	184,000	13,314
Giordano International Ltd.	524,000	356,256
HKBN Ltd.	21,000	29,024
Regal Real Estate Investment Trust	19,000	5,782
Road King Infrastructure Ltd.	17,000	32,663
Yuexiu Real Estate Investment Trust	822,000	574,294

		1,091,557

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	124,146	188,578

India — 2.2%
GRUH Finance Ltd.	1,773	18,618
Indraprastha Gas Ltd.	2,684	10,524
KEC International Ltd.	18,036	96,341
Mphasis Ltd.	39,051	637,136
NIIT Technologies Ltd.	49,440	816,902
Page Industries Ltd.	59	22,019
Sanofi India Ltd.	584	43,269
Sterlite Technologies Ltd.	23,688	115,655
Supreme Industries Ltd.	1,086	20,893
Tata Investment Corp. Ltd.	525	6,278
Uflex Ltd.	1,291	5,880
Vardhman Textiles Ltd.	526	9,772

		1,803,287

Indonesia — 0.2%
Bank Bukopin Tbk PT	165,300	4,519
Indo Tambangraya Megah Tbk PT	90,100	167,203

		171,722

Israel — 2.0%
Ituran Location and Control Ltd.	2,487	82,071
Naphtha Israel Petroleum Corp. Ltd.	1,110	7,159
Orbotech Ltd. (a)	8,774	561,887
Radware Ltd. (a)	32,936	768,397

1

Schedule of Investments (unaudited) (continued) May 31, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Israel (continued)
SodaStream International Ltd. (a)	3,262	$271,594

		1,691,108

Italy — 0.1%
Technogym SpA (c)	8,864	103,675

Japan — 8.9%
Aisan Industry Co. Ltd.	900	8,405
Akita Bank Ltd.	200	5,442
Avex, Inc.	10,400	144,442
CMIC Holdings Co. Ltd.	800	16,019
Corona Corp.	1,100	12,772
Daiken Corp.	300	7,018
DTS Corp.	300	11,938
en-japan, Inc.	3,400	166,837
Exedy Corp.	300	9,414
France Bed Holdings Co. Ltd.	7,800	70,760
Fukuda Denshi Co. Ltd.	400	29,707
Geo Holdings Corp.	3,400	48,263
G-Tekt Corp.	400	6,829
Gurunavi, Inc.	1,200	10,167
Hachijuni Bank Ltd.	28,000	123,800
Haseko Corp.	38,200	578,336
Ines Corp.	13,700	135,074
Ishihara Sangyo Kaisha Ltd. (a)	400	4,391
Itochu Enex Co. Ltd.	2,800	28,261
Itochu-Shokuhin Co. Ltd.	600	34,279
Jafco Co. Ltd.	600	24,550
JVC Kenwood Corp.	29,300	96,881
Kaga Electronics Co. Ltd.	300	7,650
Kasai Kogyo Co. Ltd.	800	10,637
Keihin Corp.	16,600	322,108
KYB Corp.	200	9,366
KYORIN Holdings, Inc.	4,700	97,780
Leopalace21 Corp.	1,500	10,308
Maeda Road Construction Co. Ltd.	1,000	19,781
Mandom Corp.	700	22,766
Maruwa Co. Ltd.	200	15,888
Maruzen Showa Unyu Co. Ltd.	1,000	4,939
Miraca Holdings, Inc.	5,100	165,183
Mitsubishi Research Institute, Inc.	400	17,869
Mitsui Home Co. Ltd.	2,000	13,477
Mixi, Inc.	12,300	384,441
Mori Trust Sogo Reit, Inc.	189	280,624
NEC Networks & System Integration Corp.	17,500	398,102
Nihon Unisys Ltd.	3,200	80,032
Nippon Kayaku Co. Ltd.	4,700	51,457
Nippon Road Co. Ltd.	800	42,203
Nippon Soda Co. Ltd.	22,000	121,387
Nissin Corp.	1,200	28,888
Nittetsu Mining Co. Ltd.	100	4,929
North Pacific Bank Ltd.	21,000	69,375
NSD Co. Ltd.	3,200	69,394
PeptiDream, Inc. (a)	900	38,942
Press Kogyo Co. Ltd.	6,000	32,893
Riken Vitamin Co. Ltd.	100	3,963
Saizeriya Co. Ltd.	2,800	64,428
Sanki Engineering Co. Ltd.	4,200	41,893
SCSK Corp.	2,100	96,169
Senshu Ikeda Holdings, Inc.	34,400	121,351
Shikoku Electric Power Co., Inc.	4,700	61,381
Shinko Electric Industries Co. Ltd.	40,200	337,656
Shizuoka Gas Co. Ltd.	5,900	56,146
Star Micronics Co. Ltd.	2,900	48,505
Sumitomo Warehouse Co. Ltd.	11,000	70,455
Tachi-S Co. Ltd.	600	10,713
Tenma Corp.	500	8,732
TIS, Inc.	9,000	421,631
Toenec Corp.	800	24,415
Toho Holdings Co. Ltd.	1,000	24,480
Token Corp.	6,400	607,766

Security	Shares	Value
Japan (continued)
Toshiba TEC Corp.	16,000	$96,349
Toyobo Co. Ltd.	100	1,658
TS Tech Co. Ltd.	3,500	153,334
Tsubakimoto Chain Co.	24,000	186,492
Tsugami Corp.	41,000	424,403
Ube Industries Ltd.	8,000	226,690
Ulvac, Inc.	7,100	313,222
Yuasa Trading Co. Ltd.	2,000	67,310
Yurtec Corp.	2,000	16,286
Zeon Corp.	4,700	59,297

		7,438,729

Jersey — 0.5%
Centamin PLC	226,671	388,397

Malaysia — 0.3%
Bursa Malaysia Bhd	28,350	53,857
IGB Real Estate Investment Trust	38,300	16,359
Malaysian Pacific Industries Bhd	42,700	106,954
Unisem M Bhd	154,500	92,601

		269,771

Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	123,024	199,852
Grupo Comercial Chedraui SA de CV	7,925	15,854
Industrias Bachoco SAB de CV, Series B	17,635	80,462

		296,168

Netherlands — 0.5%
BE Semiconductor Industries NV	8,231	276,501
ForFarmers NV	456	6,152
NSI NV	1,258	51,473
Vastned Retail NV	1,852	90,914

		425,040

Norway — 0.6%
Austevoll Seafood ASA	1,858	22,261
Entra ASA (c)	10,622	150,706
TGS NOPEC Geophysical Co. ASA	9,314	312,320

		485,287

Poland — 0.1%
Energa SA	24,485	62,466

Portugal — 0.0%
Altri SGPS SA	1,247	11,487

Puerto Rico — 0.0%
Triple-S Management Corp., Class B (a)	831	30,456

Russia — 0.0%
LSR Group PJSC — GDR, Registered Shares	2,530	7,008

Singapore — 0.6%
Best World International Ltd.	82,500	79,881
Kulicke & Soffa Industries, Inc. (a)(b)	5,345	128,708
Mapletree North Asia Commercial Trust	147,000	127,283
Yanlord Land Group Ltd.	114,300	143,843

		479,715

South Africa — 1.1%
Adcock Ingram Holdings Ltd.	13,620	69,962
Alexander Forbes Group Holdings Ltd.	12,514	6,193
Astral Foods Ltd.	39,614	840,887
JSE Ltd.	1,035	14,757

		931,799

South Korea — 0.4%
Cell Biotech Co. Ltd.	289	11,193
Genexine Co. Ltd. (a)	53	5,570
Green Cross Corp.	107	21,813
Green Cross Holdings Corp.	484	17,022
Huchems Fine Chemical Corp.	189	5,295

2

Schedule of Investments (unaudited) (continued) May 31, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Hugel, Inc. (a)	14	$6,250
KISCO Corp.	5,140	40,683
Korea District Heating Corp.	114	7,177
Meritz Fire & Marine Insurance Co. Ltd.	2,547	48,360
Samchully Co. Ltd.	352	37,537
Samjin Pharmaceutical Co. Ltd.	1,685	74,576
Taekwang Industrial Co. Ltd.	82	94,479

		369,955

Spain — 0.9%
Mediaset Espana Comunicacion SA	43,141	388,743
Papeles y Cartones de Europa SA	20,160	351,320

		740,063

Sweden — 3.6%
BioGaia AB, Class B	375	16,917
Biotage AB	18,325	218,674
Klovern AB, Class B	128,665	162,320
Nobina AB(c)	58,840	395,016
Nolato AB, Class B	6,065	526,702
SSAB AB, A Shares	160,543	867,186
Swedish Orphan Biovitrum AB (a)	2,325	47,217
Thule Group AB (c)	4,200	104,288
Vitrolife AB	1,005	15,064
Wihlborgs Fastigheter AB	60,321	655,198

		3,008,582

Switzerland — 1.7%
Basilea Pharmaceutica AG, Registered Shares (a)	42	2,988
BKW AG	1,639	103,517
CRISPR Therapeutics AG(a)	97	6,684
Galenica AG (c)	1,728	94,293
Georg Fischer AG, Registered Shares	636	822,204
Idorsia Ltd. (a)	1,144	27,707
Inficon Holding AG, Registered Shares	417	234,946
LEM Holding SA, Registered Shares	57	95,557
Logitech International SA, Registered Shares	83	3,390

		1,391,286

Taiwan — 1.2%
Coretronic Corp.	331,000	455,411
E Ink Holdings, Inc.	49,000	55,785
Formosa Advanced Technologies Co. Ltd.	62,000	81,080
Gigabyte Technology Co. Ltd.	37,000	97,339
Grand Pacific Petrochemical	126,000	134,419
Microlife Corp.	6,000	16,942
Sigurd Microelectronics Corp.	35,000	43,565
Soft-World International Corp.	2,000	5,771
Wowprime Corp.	40,000	139,250

		1,029,562

Thailand — 2.3%
AP Thailand PCL — NVDR	211,100	60,567
Bangchak Corp. PCL — NVDR	96,800	109,614
Beauty Community PCL	28,200	15,361
Beauty Community PCL — NVDR	159,500	86,883
Kiatnakin Bank PCL — NVDR	149,000	320,015
Quality Houses PCL — NVDR	144,400	14,680
Thanachart Capital PCL — NVDR	575,300	925,072
Tisco Financial Group PCL — NVDR	154,200	399,150

		1,931,342

Turkey — 1.8%
Anadolu Cam Sanayii A/S	304,871	172,394
Aygaz A/S	24,137	64,553
Tekfen Holding A/S	230,174	769,918
Trakya Cam Sanayii A/S	501,851	443,763
Turkiye Sinai Kalkinma Bankasi A/S	67,567	18,216

		1,468,844

Security	Shares	Value
United Kingdom — 4.1%
Abcam PLC	2,552	$41,164
Ashmore Group PLC	5,855	28,615
Big Yellow Group PLC	632	7,810
Bodycote PLC	3,711	48,873
Bovis Homes Group PLC	2,632	44,063
Brewin Dolphin Holdings PLC	4,311	21,098
BTG PLC (a)	3,728	29,505
Costain Group PLC	6,015	36,637
Dart Group PLC	9,931	106,604
Derwent London PLC	302	12,071
Drax Group PLC	33,228	144,926
Electrocomponents PLC	14,157	132,305
esure Group PLC	13,689	42,282
Fevertree Drinks PLC	3,866	154,322
Games Workshop Group PLC	1,016	39,085
Genus PLC	950	32,462
Go-Ahead Group PLC	12,140	271,041
Grainger PLC	45,006	182,673
Hansteen Holdings PLC	8,933	12,611
HomeServe PLC	43,340	503,592
IG Group Holdings PLC	6,549	75,205
Indivior PLC (a)	11,039	70,389
Jupiter Fund Management PLC	8,677	52,277
Moneysupermarket.com Group PLC	9,880	41,597
National Express Group PLC	8,918	47,536
Pagegroup PLC	3,830	26,950
Safestore Holdings PLC	2,608	19,429
Shaftesbury PLC	44,605	546,658
Softcat PLC	3,376	34,298
SSP Group PLC	18,304	156,675
Stock Spirits Group PLC	15,434	49,549
Victrex PLC	536	20,097
WH Smith PLC	360	9,268
William Hill PLC	97,463	414,308

		3,455,975

United States — 50.3%
Aaron’s, Inc.	5,885	234,105
Abercrombie & Fitch Co., Class A	5,374	128,170
ACADIA Pharmaceuticals, Inc. (a)(b)	782	14,154
Acceleron Pharma, Inc. (a)	293	10,413
Acorda Therapeutics, Inc. (a)	124	3,255
Advanced Energy Industries, Inc. (a)	4,165	272,932
AG Mortgage Investment Trust, Inc.	999	18,861
Agios Pharmaceuticals, Inc. (a)	458	42,823
Aimmune Therapeutics, Inc. (a)	172	5,691
Aircastle Ltd.	2,269	48,466
Alexander & Baldwin, Inc.	13,827	294,653
Allison Transmission Holdings, Inc.	12,429	513,442
AMAG Pharmaceuticals, Inc. (a)	496	12,127
American Eagle Outfitters, Inc.	8,972	199,178
American Public Education, Inc. (a)	1,652	70,375
Amicus Therapeutics, Inc. (a)(b)	1,514	25,587
AnaptysBio, Inc. (a)	51	3,968
Applied Industrial Technologies, Inc.	8,086	563,998
Archrock, Inc.	1,142	13,190
Arena Pharmaceuticals, Inc. (a)	349	15,956
Armstrong World Industries, Inc. (a)	5,200	315,120
Array BioPharma, Inc. (a)	1,944	31,784
Asbury Automotive Group, Inc. (a)	127	8,833
Aspen Technology, Inc. (a)	11,115	1,036,585
Atara Biotherapeutics, Inc. (a)	154	7,669
Avis Budget Group, Inc. (a)	176	6,862
Baldwin & Lyons, Inc., Class B	468	10,904
BancFirst Corp.	1,171	69,967
Beazer Homes U.S.A., Inc. (a)	6,307	95,236
BGC Partners, Inc., Class A	12,270	140,614
BJ’s Restaurants, Inc.	833	46,648
Bloomin’ Brands, Inc.	45,167	958,444

3

Schedule of Investments (unaudited) (continued) May 31, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Blue Hills Bancorp, Inc.	1,267	$25,847
Bluebird Bio, Inc. (a(b)	521	93,285
Blueprint Medicines Corp. (a)	346	29,092
Booz Allen Hamilton Holding Corp.	1,961	88,421
Brandywine Realty Trust	1,693	27,528
BrightSphere Investment Group PLC	50,809	788,048
Brown & Brown, Inc.	37,642	1,045,695
Bruker Corp.	29,435	890,997
Burlington Stores, Inc. (a)	1,591	232,684
Cabot Corp.	16,268	980,147
Cabot Microelectronics Corp.	6,521	737,982
Capella Education Co.	166	15,762
Cathay General Bancorp	3,213	135,556
Chemed Corp.	2,126	693,076
Chesapeake Lodging Trust	236	7,606
Chesapeake Utilities Corp.	1,171	93,504
Citi Trends, Inc.	7,653	229,666
Clovis Oncology, Inc. (a)	366	17,187
Cohu, Inc.	687	16,502
Community Trust Bancorp, Inc.	503	25,678
Concert Pharmaceuticals, Inc. (a)	554	11,318
Crane Co.	2,135	177,440
CSG Systems International, Inc.	5,938	245,714
Curtiss-Wright Corp.	1,464	186,294
CytomX Therapeutics, Inc. (a)	695	17,841
Dana, Inc.	44,273	987,288
DiamondRock Hospitality Co.	2,589	32,958
Douglas Dynamics, Inc.	562	25,880
Dynavax Technologies Corp. (a)	172	2,718
Editas Medicine, Inc. (a)	159	6,093
Emergent BioSolutions, Inc. (a)	430	22,171
Enanta Pharmaceuticals, Inc. (a)	242	24,149
Ennis, Inc.	16,592	302,804
Entegris, Inc.	5,610	196,911
Equity LifeStyle Properties, Inc.	2,475	224,978
Esperion Therapeutics, Inc. (a)(b)	104	4,003
Exact Sciences Corp. (a)(b)	1,149	68,411
Exelixis, Inc. (a)	3,608	74,794
Extended Stay America, Inc.	22,673	477,267
FibroGen, Inc. (a)	676	36,436
First American Financial Corp.	1,231	64,110
First Hawaiian, Inc.	2,199	64,387
Flushing Financial Corp.	205	5,471
Foundation Medicine, Inc. (a)(b)	246	24,391
Gaming and Leisure Properties, Inc.	1,447	50,790
Generac Holdings, Inc. (a)(b)	9,252	463,433
Genomic Health, Inc. (a)	347	13,852
Global Blood Therapeutics, Inc. (a)	365	17,575
Great Southern Bancorp, Inc.	735	42,263
GreenSky, Inc., Class A (a)	8,594	230,061
H&E Equipment Services, Inc.	901	31,148
Halozyme Therapeutics, Inc. (a)	1,871	34,426
Hanmi Financial Corp.	942	28,213
Hanover Insurance Group, Inc.	519	62,924
Herbalife Nutrition Ltd. (a)	1,388	70,469
Heron Therapeutics, Inc. (a)	244	7,954
Hersha Hospitality Trust	1,102	23,440
Highwoods Properties, Inc.	3,743	179,028
Hill-Rom Holdings, Inc.	11,294	1,039,048
Hilltop Holdings, Inc.	360	8,442
Huntsman Corp.	2,294	73,339
ImmunoGen, Inc. (a)	900	10,314
Immunomedics, Inc. (a)(b)	894	19,722
Insmed, Inc. (a)	592	16,493
Insperity, Inc.	10,874	1,000,408
Inter Parfums, Inc.	6,979	371,981
Intercept Pharmaceuticals, Inc. (a)	101	7,091
InterDigital, Inc.	923	72,779
Interface, Inc.	7,194	163,304
Intrexon Corp. (a)	149	2,470

Security	Shares	Value
United States (continued)
Invesco Mortgage Capital, Inc.	31,944	$518,451
Ionis Pharmaceuticals, Inc. (a)	1,207	56,307
Iovance Biotherapeutics, Inc. (a)	303	4,424
Ironwood Pharmaceuticals, Inc. (a)	1,122	20,847
ITT, Inc.	4,500	232,290
Jabil, Inc.	19,374	547,897
John Wiley & Sons, Inc., Class A	14,771	1,001,474
Kadant, Inc.	2,272	221,634
KAR Auction Services, Inc.	17,862	942,578
Kearny Financial Corp.	5,857	84,634
Kforce, Inc.	4,497	151,324
Kronos Worldwide, Inc.	395	9,772
Lakeland Financial Corp.	390	19,028
Lamb Weston Holdings, Inc.	944	60,180
Landstar System, Inc.	3,686	417,992
Legg Mason, Inc.	3,552	132,383
Ligand Pharmaceuticals, Inc. (a)	277	53,248
Limelight Networks, Inc. (a)	2,783	13,637
Loxo Oncology, Inc. (a)	297	52,667
MacroGenics, Inc. (a)	333	7,569
Marten Transport Ltd.	2,775	63,270
Materion Corp. (b)	17,325	945,079
McGrath RentCorp	4,150	270,082
Medifast, Inc.	6,819	998,915
Medpace Holdings, Inc. (a)	2,541	107,129
Mercantile Bank Corp.	1,142	41,226
Meritor, Inc. (a)	16,173	335,590
Modine Manufacturing Co. (a)	446	8,028
Molina Healthcare, Inc.(a)(b)	425	36,095
Momenta Pharmaceuticals, Inc. (a)	492	11,611
Movado Group, Inc.	3,162	155,254
MSA Safety, Inc.	620	57,660
Myriad Genetics, Inc. (a)	991	36,181
National Bank Holdings Corp., Class A	528	20,560
Neurocrine Biosciences, Inc. (a)	910	87,597
New Media Investment Group, Inc.	3,088	51,570
NorthWestern Corp.	1,178	64,177
Nu Skin Enterprises, Inc., Class A	4,411	361,217
OPKO Health, Inc. (a)(b)	2,336	9,064
Otter Tail Corp.	1,399	64,634
Outfront Media, Inc.	41,973	832,744
PDL BioPharma, Inc. (a)	5,825	15,553
Peoples Bancorp, Inc.	2,618	98,254
Perficient, Inc. (a)	1,769	46,189
PGT Innovations, Inc. (a)	21,461	444,243
Phibro Animal Health Corp., Class A	624	28,205
PolyOne Corp.	146	6,120
Portola Pharmaceuticals, Inc. (a)	584	23,448
PotlatchDeltic Corp.	1,795	90,647
Progress Software Corp.	26,044	986,547
PTC Therapeutics, Inc. (a)	171	5,797
Puma Biotechnology, Inc. (a)(b)	242	12,814
QCR Holdings, Inc.	4,142	199,023
Radius Health, Inc. (a)	230	6,555
Regal Beloit Corp.	10,262	815,316
REGENXBIO, Inc. (a)	124	6,721
Regis Corp. (a)	2,616	45,231
Reliance Steel & Aluminum Co.	2,094	195,936
Repligen Corp. (a)	280	12,230
Republic Bancorp, Inc., Class A	1,296	56,907
Resources Connection, Inc.	8,278	137,829
Retail Properties of America, Inc., Class A	2,638	32,342
Retrophin, Inc. (a)	343	9,607
RH (a)(b)	1,581	154,511
RPX Corp.	797	8,329
Ruth’s Hospitality Group, Inc.	2,002	53,153
Ryman Hospitality Properties, Inc.	1,803	151,236
Sage Therapeutics, Inc. (a)	469	71,612
Sandy Spring Bancorp, Inc.	23,486	975,843
Sangamo Therapeutics, Inc. (a)	636	10,462

4

Schedule of Investments (unaudited) (continued) May 31, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Sarepta Therapeutics, Inc. (a)	607	$56,967
Schnitzer Steel Industries, Inc., Class A	1,675	52,176
Shoe Carnival, Inc.	622	20,035
Shutterfly, Inc. (a)	821	77,289
Silgan Holdings, Inc.	13,749	374,248
Sims Metal Management Ltd.	11,261	135,207
Sotheby’s (a)	2,549	139,736
Spark Therapeutics, Inc. (a)	255	20,346
Spectrum Pharmaceuticals, Inc. (a)	652	12,577
Spok Holdings, Inc.	1,723	26,534
Sprouts Farmers Market, Inc. (a)	1,575	34,177
Stoneridge, Inc. (a)	1,867	58,867
Synovus Financial Corp.	4,111	222,446
Syntel, Inc. (a)	9,953	313,520
Teledyne Technologies, Inc. (a)	891	179,501
Telephone & Data Systems, Inc.	38,947	995,096
Tenneco, Inc.	15,958	705,024
Terex Corp.	24,515	970,304
Timken Co.	2,433	115,081
Titan Machinery, Inc. (a)	1,140	20,623
Tower International, Inc.	7,700	226,380
TriNet Group, Inc. (a)	3,941	211,395
Trinseo SA	10,665	771,079
TTEC Holdings, Inc.	2,313	81,649
Ultragenyx Pharmaceutical, Inc. (a)	371	27,157
United States Cellular Corp. (a)	145	5,208
Universal Logistics Holdings, Inc.	1,986	49,451
Urban Outfitters, Inc. (a)	14,703	610,763
Vanda Pharmaceuticals, Inc. (a)(b)	1,035	18,216
Venator Materials PLC (a)	1,665	29,337
Versum Materials, Inc.	25,685	1,026,629
Vishay Intertechnology, Inc.	3,616	76,659
Washington Federal, Inc.	19,493	632,548
Watts Water Technologies, Inc., Class A	70	5,386
Weingarten Realty Investors	1,360	39,875
WellCare Health Plans, Inc. (a)	4,750	1,052,932
Westwood Holdings Group, Inc.	935	54,258
Xencor, Inc. (a)	230	9,202
Xenia Hotels & Resorts, Inc.	1,877	47,244
Zebra Technologies Corp., Class A (a)	494	75,834

		42,106,702

Total Common Stocks — 96.9% (Cost: $75,265,152)		81,143,997

Rights — 0.0%

Singapore — 0.0%
Frasers Logistics & Industrial Trust	2,780	193

Total Rights — 0.0% (Cost: $0)		193

Total Long-Term Investments — 96.9% (Cost: $75,265,152)		81,144,190

Security	Shares		Value
Short-Term Securities — 3.3%

Money Market Funds — 0.9%
SL Liquidity Series, LLC, Money Market Series, 2.02% (d)(e)(f)		752,973	$753,048

Total Money Market Funds — 0.9% (Cost: $752,943)			753,048

	Par (000)
Time Deposits — 2.4%

Europe — 0.1%
Citibank, London, (0.58)%, 06/01/18	EUR	47	55,274

Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.60%, 06/01/18	HKD	18	2,296

Japan — 0.1%
DNB Bank ASA, Oslo, (0.22)%, 06/01/18	JPY	13,158	120,958

Norway — 0.0%
Brown Brothers Harriman & Co., 0.20%, 06/01/18	NOK	12	1,438

Singapore — 0.1%
BNP Paribas S.A., 0.39%, 06/01/18	SGD	60	45,113

Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.49)%, 06/01/18	CHF	3	2,811

United Kingdom — 0.1%
Citibank, London, 0.23%, 06/01/18	GBP	95	125,969

United States — 2.0%
Standard Chartered Bank, London, 1.70%, 06/01/18	USD	1,694	1,693,762

Total Time Deposits — 2.4% (Cost: $2,048,060)			2,047,621

Total Short-Term Securities — 3.3% (Cost: $2,801,003)			2,800,669

Total Investments — 100.2% (Cost: $78,066,155)			83,944,859
Liabilities in Excess of Other Assets — (0.2)%			(201,146)

Net Assets — 100.0%			$83,743,713

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) May 31, 2018	Advantage Global SmallCap Fund

(f)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	1,555,085	(802,112)	752,973	$753,048	$4,775	(a)	$(312)	$—

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Yen Index	3	06/07/18	$305	$(1,411)
Euro STOXX 50 Index	6	06/15/18	239	(3,540)
FTSE 100 Index	1	06/15/18	102	1,939
Mini MSCI Emerging Markets Index	3	06/15/18	168	(2,254)
Russell 2000 E-Mini Index	12	06/15/18	981	44,339

				$39,073

Currency
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	U.S. Dollar

Portfolio Abbreviations
ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) May 31, 2018	Advantage Global SmallCap Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$22,545	$1,062,622	$—	$1,085,167
Belgium	—	42,398	—	42,398
Brazil	1,032,027	—	—	1,032,027
Canada	2,592,663	—	—	2,592,663
China	131,743	1,921,816	—	2,053,559
Czech Republic	72,504	—	—	72,504
Denmark	—	268,017	—	268,017
Finland	—	226,326	—	226,326
France	—	1,703,541	—	1,703,541
Germany	46,978	228,277	—	275,255
Greece	413,979	—	—	413,979
Hong Kong	29,024	1,062,533	—	1,091,557
Hungary	—	188,578	—	188,578
India	9,772	1,793,515	—	1,803,287
Indonesia	—	171,722	—	171,722
Israel	1,691,108	—	—	1,691,108
Italy	—	103,675	—	103,675
Japan	10,167	7,428,562	—	7,438,729
Jersey	—	388,397	—	388,397
Malaysia	16,359	253,412	—	269,771
Mexico	296,168	—	—	296,168
Netherlands	51,473	373,567	—	425,040
Norway	—	485,287	—	485,287
Poland	—	62,466	—	62,466
Portugal	—	11,487	—	11,487
Puerto Rico	30,456	—	—	30,456
Russia	7,008	—	—	7,008
Singapore	128,708	351,007	—	479,715
South Africa	931,799	—	—	931,799
South Korea	94,479	275,476	—	369,955
Spain	—	740,063	—	740,063
Sweden	—	3,008,582	—	3,008,582
Switzerland	6,684	1,384,602	—	1,391,286
Taiwan	16,942	1,012,620	—	1,029,562
Thailand	—	1,931,342	—	1,931,342
Turkey	—	1,468,844	—	1,468,844
United Kingdom	212,827	3,243,148	—	3,455,975
United States	41,971,495	135,207	—	42,106,702
Rights	—	193	—	193
Short-Term Securities	—	2,047,621	—	2,047,621

Subtotal	$49,816,908	$33,374,903	$—	$83,191,811

Investments Valued at NAV(a)				753,048

Total Investments				$83,944,859

Derivative Financial Instruments(b)
Assets:
Equity contracts	$46,278	$—	$—	$46,278
Liabilities:
Equity contracts	(7,205)	—	—	(7,205)

	$39,073	$—	$—	$39,073

(a)	As of May 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended May 31, 2018, there were no transfers between levels.

7

Schedule of Investments (unaudited) May 31, 2018	Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.5%

Auto Components — 0.9%
Adient PLC	5,763	$306,822
Magna International, Inc.	6,608	423,375

		730,197

Automobiles — 0.5%
Ford Motor Co.	35,310	407,830

Banks — 9.5%
Cullen/Frost Bankers, Inc.	8,107	926,063
KeyCorp	80,490	1,564,726
Popular, Inc. (a)	28,236	1,277,397
Regions Financial Corp.	104,121	1,899,167
SunTrust Banks, Inc.	26,607	1,796,239

		7,463,592

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	4,508	537,804

Building Products — 1.0%
Owens Corning	12,812	809,975

Capital Markets — 0.7%
Blackstone Group LP	15,900	507,687

Chemicals — 3.3%
Cabot Corp.	7,010	422,353
Eastman Chemical Co.	13,471	1,405,160
Huntsman Corp.	16,098	514,653
Praxair, Inc.	1,372	214,389

		2,556,555

Commercial Services & Supplies — 0.5%
KAR Auction Services, Inc.	7,380	389,443

Communications Equipment — 1.0%
Motorola Solutions, Inc.	5,206	558,812
Telefonaktiebolaget LM Ericsson, Class B	25,260	183,365

		742,177

Construction Materials — 0.7%
CRH PLC	15,622	576,823

Containers & Packaging — 2.2%
International Paper Co.	10,180	544,630
Packaging Corp. of America	3,563	418,652
WestRock Co.	13,125	772,800

		1,736,082

Diversified Consumer Services — 0.5%
H&R Block, Inc.	15,130	415,318

Diversified Financial Services — 1.6%
AXA Equitable Holdings, Inc. (b)	11,780	251,621
Jefferies Financial Group, Inc.	44,065	964,142

		1,215,763

Diversified Telecommunication Services — 0.5%
BCE, Inc.	8,274	344,778

Electric Utilities — 7.0%
Edison International	16,965	1,054,544
Entergy Corp.	9,505	769,050
Exelon Corp.	4,693	194,243
FirstEnergy Corp.	50,675	1,744,233
Great Plains Energy, Inc.	27,223	923,949
PG&E Corp.	18,800	814,604

		5,500,623

Security	Shares	Value
Electrical Equipment — 0.4%
nVent Electric PLC (b)	11,331	$306,843

Electronic Equipment, Instruments & Components — 5.0%
Avnet, Inc.	27,289	1,040,257
CDW Corp.	25,387	2,032,229
Dolby Laboratories, Inc., Class A	7,090	445,252
TE Connectivity Ltd.	4,560	424,445

		3,942,183

Energy Equipment & Services — 2.0%
Baker Hughes a GE Co.	7,047	243,756
Halliburton Co.	8,770	436,220
Rowan Cos., PLC, Class A (b)	27,114	422,978
Transocean Ltd. (b)	37,807	478,258

		1,581,212

Equity Real Estate Investment Trusts (REITs) — 6.7%
Crown Castle International Corp.	6,814	709,678
Duke Realty Corp.	13,139	369,469
Lamar Advertising Co., Class A (a)	20,970	1,451,543
Prologis, Inc.	21,101	1,357,849
Rayonier, Inc.	19,400	754,078
Welltower, Inc. (a)	10,153	585,320

		5,227,937

Food & Staples Retailing — 0.5%
Kroger Co.	16,740	407,284

Food Products — 2.0%
Archer-Daniels-Midland Co.	4,580	200,238
Bunge Ltd.	2,380	165,529
General Mills, Inc.	6,624	280,129
Ingredion, Inc.	5,065	564,190
Kellogg Co.	5,572	358,781

		1,568,867
Health Care Equipment & Supplies — 4.2%
Koninklijke Philips NV	28,771	1,184,833
Smith & Nephew PLC — ADR	32,683	1,191,622
Zimmer Biomet Holdings, Inc.	7,948	886,281

		3,262,736
Health Care Providers & Services — 5.5%
AmerisourceBergen Corp.	2,530	207,814
Cardinal Health, Inc.	9,048	471,310
Centene Corp. (b)	2,310	270,640
Cigna Corp.	2,602	440,701
Express Scripts Holding Co. (b)	10,357	785,164
Humana, Inc.	3,299	959,943
McKesson Corp.	3,815	541,501
Premier, Inc., Class A (a)(b)	8,605	280,695
Quest Diagnostics, Inc.	3,496	372,429

		4,330,197

Hotels, Restaurants & Leisure — 0.4%
International Game Technology PLC	13,250	333,105

Household Durables — 0.9%
Newell Brands, Inc.	14,440	340,495
Whirlpool Corp.	2,294	332,056

		672,551

Household Products — 1.1%
Energizer Holdings, Inc.	14,603	886,986

Independent Power and Renewable Electricity Producers — 1.3%
AES Corp.	81,245	1,035,874

1

Schedule of Investments (unaudited) (continued) May 31, 2018	Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance — 8.9%
Allstate Corp.	5,671	$530,125
Arthur J Gallagher & Co.	5,720	379,122
Assurant, Inc.	14,769	1,378,686
Assured Guaranty Ltd.	29,999	1,064,665
Brighthouse Financial, Inc. (b)	22,960	1,081,646
Everest Re Group Ltd.	1,374	309,548
Hartford Financial Services Group, Inc.	13,138	687,512
Marsh & McLennan Cos., Inc.	6,980	560,983
MetLife, Inc.	10,072	463,211
Prudential Financial, Inc.	3,450	334,098
Travelers Cos., Inc.	1,370	176,072

		6,965,668

IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	7,010	528,204
Fidelity National Information Services, Inc.	7,888	806,311

		1,334,515

Leisure Products — 1.1%
Mattel, Inc. (a)	27,962	433,970
Polaris Industries, Inc.	4,020	449,838

		883,808

Machinery — 2.4%
Allison Transmission Holdings, Inc.	28,300	1,169,073
Pentair PLC	11,331	494,485
Stanley Black & Decker, Inc.	1,565	217,911

		1,881,469

Media — 1.3%
Discovery, Inc., Class C (b)	15,928	314,897
Interpublic Group of Cos., Inc.	30,870	697,662

		1,012,559

Multiline Retail — 0.6%
Dollar General Corp.	5,287	462,507

Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	16,818	891,018

Oil, Gas & Consumable Fuels — 7.5%
Devon Energy Corp.	27,352	1,137,023
Hess Corp.	24,693	1,491,951
Marathon Oil Corp.	34,042	729,520
Marathon Petroleum Corp.	12,012	949,308
Valero Energy Corp.	4,310	522,372
Williams Cos., Inc.	37,968	1,019,820

		5,849,994

Personal Products — 0.7%
Nu Skin Enterprises, Inc., Class A	6,707	549,236

Pharmaceuticals — 1.2%
Mylan NV (b)	15,950	613,437
Perrigo Co. PLC	4,470	327,025

		940,462

Professional Services — 2.0%
Experian PLC	27,443	672,281
Nielsen Holdings PLC	30,006	905,281

		1,577,562

Security	Shares		Value
Real Estate Management & Development — 0.6%
Realogy Holdings Corp.		19,587	$465,975

Road & Rail — 0.6%
Norfolk Southern Corp.		2,934	444,941

Semiconductors & Semiconductor Equipment — 0.4%
Xilinx, Inc.		4,377	298,117

Software — 3.0%
CA, Inc.		13,982	499,717
Constellation Software, Inc.		1,488	1,171,969
Dell Technologies, Inc., Class V (b)		7,870	634,794

			2,306,480

Specialty Retail — 1.3%
Bed Bath & Beyond, Inc.		18,155	329,695
Williams-Sonoma, Inc.		11,753	650,764

			980,459

Technology Hardware, Storage & Peripherals — 1.5%
HP, Inc.		18,400	405,352
NetApp, Inc.		11,005	751,862

			1,157,214

Wireless Telecommunication Services — 2.0%
Telephone & Data Systems, Inc.		60,511	1,546,056

Total Long-Term Investments — 98.5% (Cost: $72,174,461)			77,038,462

Short-Term Securities — 2.8%

Money Market Funds — 1.0%
SL Liquidity Series, LLC, Money Market Series, 2.02% (c)(d)(e)		774,036	774,114

Total Money Market Funds — 1.0% (Cost: $774,033)			774,114

	Par (000)
Time Deposits — 1.8%

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.23%, 06/01/18	GBP	1	1,140

United States — 1.8%
Barclays, London, 1.70%, 06/01/18	USD	1,421	1,420,719

Total Time Deposits — 1.8% (Cost: $1,421,883)			1,421,859

Total Short-Term Securities — 2.8% (Cost: $2,195,916)			2,195,973

Total Investments — 101.3% (Cost: $74,370,377)			79,234,435
Liabilities in Excess of Other Assets — (1.3)%			(982,253)

Net Assets — 100.0%			$78,252,182

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) May 31, 2018	Mid Cap Dividend Fund

(e)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	213,813	560,223	774,036	$774,114	$1,755	(a)	$(667)	$81

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Currency
GBP	British Pound
USD	U.S. Dollar

Portfolio Abbreviation
ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$730,197	$—	$—	$730,197
Automobiles	407,830	—	—	407,830
Banks	7,463,592	—	—	7,463,592
Beverages	537,804	—	—	537,804
Building Products	809,975	—	—	809,975
Capital Markets	507,687	—	—	507,687
Chemicals	2,556,555	—	—	2,556,555
Commercial Services & Supplies	389,443	—	—	389,443
Communications Equipment	558,812	183,365	—	742,177
Construction Materials	—	576,823	—	576,823
Containers & Packaging	1,736,082	—	—	1,736,082
Diversified Consumer Services	415,318	—	—	415,318
Diversified Financial Services	1,215,763	—	—	1,215,763
Diversified Telecommunication Services	344,778	—	—	344,778
Electric Utilities	5,500,623	—	—	5,500,623
Electrical Equipment	306,843	—	—	306,843

3

Schedule of Investments (unaudited) (continued) May 31, 2018	Mid Cap Dividend Fund

	Level 1	Level 2	Level 3	Total
Electronic Equipment, Instruments & Components	$3,942,183	$—	$—	$3,942,183
Energy Equipment & Services	1,581,212	—	—	1,581,212
Equity Real Estate Investment Trusts (REITs)	5,227,937	—	—	5,227,937
Food & Staples Retailing	407,284	—	—	407,284
Food Products	1,568,867	—	—	1,568,867
Health Care Equipment & Supplies	2,077,903	1,184,833	—	3,262,736
Health Care Providers & Services	4,330,197	—	—	4,330,197
Hotels, Restaurants & Leisure	333,105	—	—	333,105
Household Durables	672,551	—	—	672,551
Household Products	886,986	—	—	886,986
Independent Power and Renewable Electricity Producers	1,035,874	—	—	1,035,874
Insurance	6,965,668	—	—	6,965,668
IT Services	1,334,515	—	—	1,334,515
Leisure Products	883,808	—	—	883,808
Machinery	1,881,469	—	—	1,881,469
Media	1,012,559	—	—	1,012,559
Multiline Retail	462,507	—	—	462,507
Multi-Utilities	891,018	—	—	891,018
Oil, Gas & Consumable Fuels	5,849,994	—	—	5,849,994
Personal Products	549,236	—	—	549,236
Pharmaceuticals	940,462	—	—	940,462
Professional Services	905,281	672,281	—	1,577,562
Real Estate Management & Development	465,975	—	—	465,975
Road & Rail	444,941	—	—	444,941
Semiconductors & Semiconductor Equipment	298,117	—	—	298,117
Software	2,306,480	—	—	2,306,480
Specialty Retail	980,459	—	—	980,459
Technology Hardware, Storage & Peripherals	1,157,214	—	—	1,157,214
Wireless Telecommunication Services	1,546,056	—	—	1,546,056
Short-Term Securities:
Time Deposits	—	1,421,859	—	1,421,859

Subtotal	$74,421,160	$4,039,161	$—	$78,460,321

Investments Valued at NAV(a)				774,114

Total Investments				$79,234,435

(a)	As of May 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended May 31, 2018, there were no transfers between levels.

4

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: July 19, 2018